UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
September 1, 2017 to September 30, 2017

Harley-Davidson Motorcycle Trust 2014-1
(Exact name of issuing entity as specified in its charter)
(Commission File Number: 333-180185-03; CIK: 0001604446)

Harley-Davidson Customer Funding Corp.
(Exact name of depositor as specified in its charter)
(Commission File Number: 333-180185; CIK: 0001114926)

Harley-Davidson Credit Corp.
(Exact name of sponsor specified in its charter)
(CIK: 0001033232)

William S. Jue, Associate General Counsel, (312) 368-9501
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State of other jurisdiction of incorporation or organization of the issuing entity)

38-7109969
(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association 1100 North Market Street Wilmington, Delaware	19890-1605
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 636-6000 (Telephone number, including area code)

Not Applicable
(Former name or former address, if changed since last report.)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1 Notes	☐	☐	☒
Class A-2a Notes	☐	☐	☒
Class A-2b Notes	☐	☐	☒
Class A-3 Notes	☐	☐	☒
Class A-4 Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1.        Distribution and Pool Performance Information.

The attached Monthly Report contains the distribution and pool performance information for the distribution period commencing on September 1, 2017 and ending on September 30, 2017 and with respect to the motorcycle contracts which comprise the assets of Harley-Davidson Motorcycle Trust 2014-1.

Item 1121(c) of Regulation AB: Repurchases and Replacements

There is no activity to report relating to the repurchase or replacement of underlying assets as required by Item 1121(c) of Regulation AB. The most recent Form ABS-15G relating thereto was filed on February 6, 2017 (Commission File Number: 025-00396) by Harley-Davidson Customer Funding Corp. (Commission File Number: 333-208825; CIK: 0001114926), as securitizer, with respect to all asset-backed securities sponsored by it.

PART II – OTHER INFORMATION

Item 10.    Exhibits.

Exhibit No.	Document
99.1	Harley-Davidson Motorcycle Trust 2014-1 Monthly Report and Certificate of Servicing Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HARLEY-DAVIDSON MOTORCYCLE TRUST 2014-1
(Issuing entity)

By: Harley-Davidson Credit Corp.,
as Servicer

By: /s/ James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer and Assistant Secretary

Date: October 25, 2017

EXHIBIT INDEX

Exhibit No.	Document
99.1	Harley-Davidson Motorcycle Trust 2014-1 Monthly Report and Certificate of Servicing Officer

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